                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sprucegrove Investment Management Ltd.
Address: 181 University Avenue, Suite 1300
         Toronto, Ontario, Canada
         M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Blake Murphy
Title: Chief Operating Officer
Phone: (416) 363-5854  x222

Signature, Place, and Date of Signing:


    /s/ Blake Murphy                 Toronto, Ontario           April 16, 2010
----------------------------   ----------------------------   ------------------
       [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            94
Form 13F Information Table Value Total: $3,482,791.62 (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   -------------------------------------
1     28-_________________   Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                                                      VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------------
NAME OF ISSUER       TITLE OF CLASS       CUSIP      (X1000)     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
--------------       ------------------ --------- ------------ ---------  --- ---- ---------- -------- --------- ------ ----------
3M COMPANY           COMMON             88579Y101    40,694.41    486,950             DEFINED                              486,950
3M COMPANY           COMMON             88579Y101    76,123.91    910,900                SOLE            755,100           155,800
AMERICAN EXPRESS CO  COMMON             025816109     3,684.52     89,300             DEFINED                               89,300
AMERICAN EXPRESS CO  COMMON             025816109     8,272.63    200,500                SOLE            166,500            34,000
APACHE CORP          COMMON             037411105    38,920.68    383,455             DEFINED                              383,455
APACHE CORP          COMMON             037411105    58,793.88    579,250                SOLE            497,250            82,000
BECTON DICKINSON     COMMON             075887109    16,596.28    210,800             DEFINED                              210,800
BECTON DICKINSON     COMMON             075887109    26,650.11    338,500                SOLE            279,800            58,700
BEMIS INC            COMMON             081437105    17,912.66    623,700             DEFINED                              623,700
BEMIS INC            COMMON             081437105    34,245.15  1,192,380                SOLE            975,180           217,200
BERKSHIRE HATHAWAY   CLASS B            084670702    30,366.54    373,650             DEFINED                              373,650
BERKSHIRE HATHAWAY   CLASS B            084670702    63,476.75    781,060                SOLE            644,660           136,400
BORG WARNER INC      COMMON             099724106     1,321.03     34,600             DEFINED                               34,600
BORG WARNER INC      COMMON             099724106       313.08      8,200                SOLE              8,200                --
BROWN FORMAN CORP    CLASS B            115637209    14,814.94    249,200             DEFINED                              249,200
BROWN FORMAN CORP    CLASS B            115637209     3,391.62     57,050                SOLE             57,050                --
CARNIVAL CORP        COMMON             143658300    39,965.72  1,027,925             DEFINED                            1,027,925
CARNIVAL CORP        COMMON             143658300    77,947.95  2,004,834                SOLE          1,658,528           346,306
COCA-COLA CO         COMMON             191216100    19,326.45    351,390             DEFINED                              351,390
COCA-COLA CO         COMMON             191216100    19,635.00    357,000                SOLE            303,000            54,000
CRANE CO             COMMON             224399105    19,402.53    546,550             DEFINED                              546,550
CRANE CO             COMMON             224399105    36,234.85  1,020,700                SOLE            851,190           169,510
EAGLE MATERIALS      COMMON             26969P108     8,041.62    303,000             DEFINED                              303,000
EAGLE MATERIALS      COMMON             26969P108     9,454.88    356,250                SOLE            294,550            61,700
EMERSON ELEC CO      COMMON             291011104    10,526.09    209,100             DEFINED                              209,100
EMERSON ELEC CO      COMMON             291011104    17,296.82    343,600                SOLE            285,900            57,700
FORTUNE BRANDS INC   COMMON             349631101    20,437.26    421,300             DEFINED                              421,300
FORTUNE BRANDS INC   COMMON             349631101     5,054.74    104,200                SOLE            104,200                --
GANNETT INC          COMMON             364730101    25,226.87  1,527,050             DEFINED                            1,527,050
GANNETT INC          COMMON             364730101    22,082.45  1,336,710                SOLE          1,138,920           197,790
GRANITE CONSTR INC   COMMON             387328107     6,675.60    220,900             DEFINED                              220,900
GRANITE CONSTR INC   COMMON             387328107     7,077.52    234,200                SOLE            199,300            34,900
HARLEY DAVIDSON INC  COMMON             412822108     8,450.47    301,050             DEFINED                              301,050
HARLEY DAVIDSON INC  COMMON             412822108    19,999.88    712,500                SOLE            578,300           134,200
HEARTLAND EXPRESS IN COMMON             422347104     8,876.54    537,972             DEFINED                              537,972
HEARTLAND EXPRESS IN COMMON             422347104     1,748.55    105,973                SOLE            105,973                --
HOME DEPOT INC       COMMON             437076102    28,595.78    883,950             DEFINED                              883,950
HOME DEPOT INC       COMMON             437076102    53,510.14  1,654,100                SOLE          1,365,800           288,300
HUBBELL INC          CLASS B            443510201    18,481.08    366,470             DEFINED                              366,470
HUBBELL INC          CLASS B            443510201    33,117.38    656,700                SOLE            520,700           136,000
INTEL CORP           COMMON             458140100    23,705.75  1,063,515             DEFINED                            1,063,515

                           FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                                                      VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------------
NAME OF ISSUER       TITLE OF CLASS       CUSIP      (X1000)     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
--------------       ------------------ --------- ------------ ---------  --- ---- ---------- -------- --------- ------ ----------
INTEL CORP           COMMON             458140100    44,744.28  2,007,370                SOLE          1,655,220           352,150
JOHNSON & JOHNSON    COMMON             478160104    41,242.59    632,555             DEFINED                              632,555
JOHNSON & JOHNSON    COMMON             478160104    87,928.72  1,348,600                SOLE          1,113,200           235,400
LENNAR CORP          CLASS A            526057104     3,417.91    198,600             DEFINED                              198,600
LENNAR CORP          CLASS A            526057104       733.15     42,600                SOLE             42,600                --
LENNAR CORP          CLASS B            526057302     6,124.75    439,050             DEFINED                              439,050
LENNAR CORP          CLASS B            526057302     1,374.88     98,558                SOLE             98,558                --
LIZ CLAIBORNE INC    COMMON             539320101     5,087.32    684,700             DEFINED                              684,700
LIZ CLAIBORNE INC    COMMON             539320101     1,218.15    163,950                SOLE            163,950                --
MARKEL CORP          COMMON             570535104    56,162.28    149,902             DEFINED                              149,902
MARKEL CORP          COMMON             570535104   109,925.24    293,400                SOLE            243,534            49,866
MARTIN MARIETTA MATL COMMON             573284106     3,851.66     46,100             DEFINED                               46,100
MARTIN MARIETTA MATL COMMON             573284106       935.76     11,200                SOLE             11,200                --
MDU RES GROUP INC    COMMON             552690109    25,220.55  1,168,700             DEFINED                            1,168,700
MDU RES GROUP INC    COMMON             552690109    21,789.33  1,009,700                SOLE            865,300           144,400
MERCK & CO INC       COMMON             58933Y105    41,896.43  1,121,725             DEFINED                            1,121,725
MERCK & CO INC       COMMON             58933Y105    66,124.44  1,770,400                SOLE          1,473,800           296,600
MICROSOFT CORP       COMMON             594918104    28,219.05    963,502             DEFINED                              963,502
MICROSOFT CORP       COMMON             594918104    46,934.02  1,602,500                SOLE          1,344,500           258,000
NABORS INDS LTD      COMMON             G6359F103    27,132.59  1,382,200             DEFINED                            1,382,200
NABORS INDS LTD      COMMON             G6359F103    44,289.21  2,256,200                SOLE          1,881,500           374,700
PETROLEO BRASILEIRO  ADR(2 ORD SHRS)    71654V408   208,674.92  4,690,378                SOLE          4,345,778           344,600
PFIZER INC           COMMON             717081103    43,122.47  2,514,430             DEFINED                            2,514,430
PFIZER INC           COMMON             717081103    70,321.52  4,100,380                SOLE          3,402,560           697,820
POSCO                ADR(0.25 ORD SHRS) 693483109    77,506.02    662,388                SOLE            619,288            43,100
PROCTER & GAMBLE CO  COMMON             742718109    28,120.35    444,450             DEFINED                              444,450
PROCTER & GAMBLE CO  COMMON             742718109    46,433.85    733,900                SOLE            611,200           122,700
ROCKWELL COLLINS INC COMMON             774341101     1,477.12     23,600             DEFINED                               23,600
ROCKWELL COLLINS INC COMMON             774341101       350.50      5,600                SOLE              5,600                --
RYANAIR HLDGS        SP ADR (5 ORD)     783513104   146,344.47  5,386,252                SOLE          5,019,152           367,100
SAMSUNG ELECTRS LTD  GDR 144A (0.5 ORD) 796050888   275,699.83    762,691                SOLE            709,271            53,420
SIGNET JEWELERS LT   ORD USD0.18          B3C9VJ1   194,162.70  6,003,794                SOLE          5,561,047           442,747
SIMPSON MANUFACTURIN COMMON             829073105     3,611.58    130,100             DEFINED                              130,100
SIMPSON MANUFACTURIN COMMON             829073105       974.38     35,100                SOLE             35,100                --
SK TELECOM CO LTD    ADR(1/9 ORD)       78440P108   163,695.38  9,484,089                SOLE          8,877,889           606,200
SYSCO CORP           COMMON             871829107    20,614.60    698,800             DEFINED                              698,800
SYSCO CORP           COMMON             871829107    31,281.80  1,060,400                SOLE            885,100           175,300
TELLABS INC          COMMON             879664100    26,937.47  3,558,450             DEFINED                            3,558,450
TELLABS INC          COMMON             879664100    38,168.70  5,042,100                SOLE          4,192,252           849,848
TIDEWATER INC        COMMON             886423102    26,506.65    560,750             DEFINED                              560,750
TIDEWATER INC        COMMON             886423102    41,654.32    881,200                SOLE            736,300           144,900

                           FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                                                      VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------------
NAME OF ISSUER       TITLE OF CLASS       CUSIP      (X1000)     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
--------------       ------------------ --------- ------------ ---------  --- ---- ---------- -------- --------- ------ ----------
TIFFANY & CO         COMMON             886547108     2,213.03     46,600             DEFINED                               46,600
TIFFANY & CO         COMMON             886547108       555.63     11,700                SOLE             11,700                --
UNITED TECHNOLOGIES  COMMON             913017109    10,415.82    141,500             DEFINED                              141,500
UNITED TECHNOLOGIES  COMMON             913017109    21,847.45    296,800                SOLE            239,100            57,700
WALGREEN CO          COMMON             931422109    32,624.36    879,600             DEFINED                              879,600
WALGREEN CO          COMMON             931422109    62,496.65  1,685,000                SOLE          1,396,200           288,800
WALT DISNEY CO       COMMON             254687106    22,796.23    653,000             DEFINED                              653,000
WALT DISNEY CO       COMMON             254687106    45,651.81  1,307,700                SOLE          1,088,100           219,600
WASHINGTON FED INC   COMMON             938824109    28,882.85  1,421,400             DEFINED                            1,421,400
WASHINGTON FED INC   COMMON             938824109    54,967.12  2,705,075                SOLE          2,240,095           464,980
WELLS FARGO & CO     COMMON             949746101    40,229.20  1,292,712             DEFINED                            1,292,712
WELLS FARGO & CO     COMMON             949746101    73,650.46  2,366,660                SOLE          1,962,660           404,000
                                                  3,482,791.62 74,970,741                                               74,970,741